CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - ILS (₪) ₪ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	9.60%			9.60%	11.50%	11.20%
Percentage of headroom of fixed line segment recoverable amount over carrying amount				42.00%	21.00%	23.00%
Change of after-tax discount rate within range				± 10% multiplied by the variable 8% (7.2% to 8.8%)
Change of terminal permanent growth rate within range				± 1% of the variable 1.0% (0% to 2%)
Additional extended license term				6 years
Amortization expenses	₪ 15
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term				6 years
Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term				10 years
Nonadjusting Events [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization expenses		₪ 60	₪ 60